Label	Element	Value
Horizon Dynamic Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001643174_SupplementTextBlock
HORIZON FUNDS

Horizon Dynamic Dividend Fund (the “Fund”)

Institutional Shares (HIDDX)

Investor Shares (HNDDX)

Supplement dated December 16, 2016

to the Prospectus, the Summary Prospectus and the Statement of Additional Information

dated October 7, 2016

1.	Change in the Name of the Fund

Effective as of December 16, 2016, the name of the Fund is being changed to the “Horizon Active Dividend Fund”. The investment objective, investment policy and the investment strategies of the Fund are not being changed in connection with the name change for the Fund and the current portfolio managers will manage the Fund subject to the current investment policy and investment strategies that they employ with respect to their management of the Fund.

Investors should retain this supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Dynamic Dividend Fund